Borrowings - Summary of Borrowings (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
Non-current
Long-term bank borrowings	¥ 15,316	¥ 15,389
Corporate bonds (Note (ii))	0	1,000
Convertible bonds (Note 27(ii))	5,240	4,984
Medium-term notes (Note (iii))	13,888	16,981
Non-current borrowings	34,444	38,354
Current
Current portion of long-term borrowings	10,773	169
Short-term borrowings	53,674	25,116
Ultra-short-term financing bills	12,536	24,710
Current portion of corporate bonds and medium-term notes (Notes (ii)&(iii))	8,343	7,910
Current portion of convertible bonds (Note 27(ii))	10	8
Current borrowings	85,336	57,913
Borrowings
Total borrowings	119,780	96,267
Within 1 year [member]
Borrowings
Total borrowings	85,336	57,913
After 1 year but within 2 years [member]
Borrowings
Total borrowings	14,167	18,611
After 2 years but within 5 years [member]
Borrowings
Total borrowings	17,599	16,747
After 5 years [member]
Borrowings
Total borrowings	¥ 2,678	¥ 2,996